PROPERTY AND EQUIPMENT, NET (Narrative) (Details) $ in Thousands, ₪ in Millions	12 Months Ended	84 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2014 USD ($)
PROPERTY AND EQUIPMENT, NET [Abstract]
Aggregate investment grants received	$ 284,406			$ 284,406
Property, Plant and Equipment [Line Items]
Reduction in depreciation expenses	42,000
Increase in profit	$ 27,000
Investment grants		$ 36,000	₪ 135
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Machinery and equipment [Member] | Previously reported [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Facility Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Facility Infrastructure [Member] | Previously reported [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	14 years